Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

The following table provides information by value level for financial assets that are measured at fair value, as defined by ASC 820, on a recurring basis, as of September 30, 2017 and December 31, 2016.

	September 30, 2017
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3
	Unaudited

Investment in Parent Company	$383	$383	$-	$-

Total Financial Assets, net	$383	$383	$-	$-

	December 31, 2016
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3

Investment in Parent Company	$530	$530	$-	$-

Total Financial Assets, net	$530	$530	$-	$-

NOTE 4:-	FAIR VALUE MEASUREMENTS

The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of December 31, 2016 and 2015.

	December 31, 2016
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3

Investment in Parent Company	$530	$530	$-	$-

Total Financial Assets, net	$530	$530	$-	$-

	December 31, 2015
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3

Investment in Parent Company	$658	$658	$-	$-
Derivative related to Service Agreement	*-)	-	-	*-)

Total Financial Assets, net	$658	$658	$-	$-